Subsequent Events (10Q) (Details Narrative) - Subsequent Event [Member] - shares	Oct. 29, 2015	Oct. 14, 2015
Individual Investor [Member]
Common stock issued		162,037
Consultant for Investor [Member]
Common stock issued	40,000